Parent Investment, Net (Predecessor)	12 Months Ended
Dec. 31, 2024
United Maritime Predecessor [Member]
Parent Investment, Net [Abstract]
Parent Investment, Net
4.	Parent Investment, Net:

As of December 31, 2021 and 2020, Parent investment, net consists of the amounts contributed by the Parent, to finance part of the acquisition cost of the vessel, commercial and management services, intercompany amounts due to or from the Parent for working capital purposes, which are forgiven and treated as contributions or distributions of capital and other general and administrative expenses allocated to the United Maritime Predecessor by Parent. Allocated general and administrative expenses include expenses of Parent such as executive’s cost, legal, treasury, regulatory compliance and other costs. These expenses were allocated on a pro rata basis, based on the number of ownership days of the Subsidiary’s vessel compared to the number of ownership days of the total Seanergy fleet. Such allocations are believed to be reasonable, but may not reflect the actual costs if the United Maritime Predecessor had operated as a standalone company. Capital contributions during 2020 and for the period from January 1,2022 through July 5, 2022, amounted to $1,960,687 and $1,253,526, respectively. Capital distributions for 2021 amounted to $2,441,795.

As part of Parent, United Maritime Predecessor is dependent upon Parent for all of its working capital and financing requirements, as Parent uses a centralized approach to cash management and financing of its operations. Financial transactions relating to United Maritime Predecessor are accounted for through the Parent equity account and reflected in the carve-out statements of Parent’s equity as an increase or decrease in Parent investment, net. Accordingly, none of Parent’s cash, cash equivalents or debt at the corporate level have been assigned to the United Maritime Predecessor in the financial statements. Parent equity, net represents Parent’s interest in the recorded net assets of the United Maritime Predecessor.